Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000104446 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Local Currency Bond ETF
Class Name	iShares J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	LEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$15	0.30%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.15%	8.38%	1.10%	(0.21)%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index	4.46	8.51	1.15	0.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective March 31, 2025, the Fund has changed the name of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 300,508,260
Holdings Count | Holding	388
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$300,508,260
Number of Portfolio Holdings	388
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	4.0%
A	28.5%
Baa	46.1%
Ba	16.4%
B	3.8%
Not Rated	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.2%
India	10.5%
Indonesia	5.9%
Mexico	5.7%
Malaysia	5.6%
Thailand	5.0%
Poland	4.3%
Brazil	4.2%
South Africa	4.2%
Czech Republic	4.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112502 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM Corporate Bond ETF
Class Name	iShares J.P. Morgan EM Corporate Bond ETF
Trading Symbol	CEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.71%	7.69%	3.18%	3.23%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan CEMBI Broad Diversified Core Index	1.89	8.10	3.42	3.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 371,018,581
Holdings Count | Holding	1,040
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$371,018,581
Number of Portfolio Holdings	1,040
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	11.8%
A	13.0%
Baa	30.0%
Ba	13.5%
B	6.6%
Caa	1.4%
Not Rated	23.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	9.2%
United Arab Emirates	5.3%
Brazil	5.1%
Saudi Arabia	5.0%
Mexico	4.9%
India	4.3%
South Korea	4.2%
Turkey	4.1%
Chile	3.9%
Hong Kong	3.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan EM High Yield Bond ETF
Class Name	iShares J.P. Morgan EM High Yield Bond ETF
Trading Symbol	EMHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.81%	10.00%	5.98%	3.76%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan USD Emerging Markets High Yield Bond Index	1.89	10.24	6.33	4.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 437,349,405
Holdings Count | Holding	664
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$437,349,405
Number of Portfolio Holdings	664
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	8.3%
Ba	34.1%
B	26.4%
Caa	15.6%
Ca	1.0%
Not Rated	14.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	13.8%
Brazil	12.7%
Mexico	8.2%
Colombia	7.4%
Argentina	6.7%
Dominican Republic	3.5%
South Africa	3.3%
Oman	3.1%
United Arab Emirates	2.9%
Bahrain	2.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112949 [Member]
Shareholder Report [Line Items]
Fund Name	iShares US & Intl High Yield Corp Bond ETF
Class Name	iShares US & Intl High Yield Corp Bond ETF
Trading Symbol	GHYG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$20	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.88%	10.02%	5.51%	3.88%
iBoxx Global Government Index	11.77	14.99	(0.41)	0.72
Markit iBoxx® Global Developed Markets High Yield Index	3.12	10.30	5.69	4.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 179,025,466
Holdings Count | Holding	1,657
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$179,025,466
Number of Portfolio Holdings	1,657
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.6%
Ba	43.4%
B	37.9%
Caa	11.0%
Ca	0.5%
C	0.0	%(b)
Not Rated	5.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.8%
United Kingdom	5.9%
France	5.4%
Canada	3.8%
Germany	3.7%
Italy	3.6%
Luxembourg	1.9%
Netherlands	1.4%
Israel	1.2%
Japan	1.0%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000112950 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International High Yield Bond ETF
Class Name	iShares International High Yield Bond ETF
Trading Symbol	HYXU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$20	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.96%	13.42%	5.15%	3.04%
iBoxx Global Government Index	11.77	14.99	(0.41)	0.72
Markit iBoxx® Global Developed Markets ex-US High Yield Index	6.64	13.72	5.46	3.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 41,288,448
Holdings Count | Holding	337
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$41,288,448
Number of Portfolio Holdings	337
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	3.5%
Ba	44.8%
B	32.0%
Caa	5.9%
Ca	0.2%
C	0.2%
Not Rated	13.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	17.3%
Italy	13.9%
United Kingdom	13.8%
United States	13.5%
Germany	10.7%
Luxembourg	4.4%
Netherlands	3.8%
Spain	3.5%
Sweden	2.8%
Greece	2.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.